CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional information required by IAS 7 (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current and Non-current Borrowings [Member]
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	$ 122,012	$ 24,628
Incorporation by merger		27,851
Cash Flows	11,783	29,428
Accrued interests	11,098	6,998
Exchange differences and currency translation adjustments	7,103	33,107
Balances at the end of the year	151,996	122,012
Bank overdrafts
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	3,501
Incorporation by merger		306
Cash Flows	8,024	3,348
Exchange differences and currency translation adjustments	(1,815)	(153)
Balances at the end of the year	9,710	3,501
Bank and Other Financial Entities Loans [Member]
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	72,618	442
Incorporation by merger		18,610
Cash Flows	(6,472)	38,856
Exchange differences and currency translation adjustments	4,348	14,710
Balances at the end of the year	70,494	72,618
Notes - principal
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	24,731	16,942
Incorporation by merger		4,901
Cash Flows	19,464	(6,007)
Exchange differences and currency translation adjustments	(3,670)	8,895
Balances at the end of the year	40,525	24,731
NDF
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	154
Incorporation by merger		39
Cash Flows	(878)	(68)
Accrued interests		183
Exchange differences and currency translation adjustments	1,099
Balances at the end of the year	375	154
Loans for purchase of equipment
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	3,198	2,989
Cash Flows	987	(394)
Accrued interests		54
Exchange differences and currency translation adjustments	5	549
Balances at the end of the year	4,190	3,198
Companies under sect. 33 - Law No. 19,550 and Related Parties
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year		9
Exchange differences and currency translation adjustments		(9)
Accrued interests and related expenses
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	17,810	4,246
Incorporation by merger		3,995
Cash Flows	(9,342)	(6,307)
Accrued interests	11,098	6,761
Exchange differences and currency translation adjustments	7,136	9,115
Balances at the end of the year	$ 26,702	$ 17,810